Nuveen Missouri Quality Municipal Income
Fund
Portfolio of Investments February 28, 2022
(Unaudited)
NOM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 154.3% (100.0% of Total Investments)
MUNICIPAL BONDS - 154.3%  (100.0% of Total Investments)
Consumer Staples - 4.0% (2.6% of Total Investments)
$ 1,055 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call AA- $ 1,267,741
Education and Civic Organizations - 16.7% (10.8% of Total Investments)
300 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 AA+ 319,275
410 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 A1 430,074
750 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%,
5/01/43
5/23 at 100.00 BBB 788,377
600 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
10/22 at 100.00 BBB- 603,432
725 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 A+ 767,724
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2015A, 4.000%, 10/01/42
10/25 at 100.00 AA- 1,065,850
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2019A:
500 5.000%, 10/01/46 4/29 at 100.00 AA- 591,640
200 4.000%, 10/01/48 4/29 at 100.00 AA- 219,872
115 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 Baa2 120,656
210 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2019A, 4.000%, 10/01/39 - AGM Insured
10/29 at 100.00 AA 230,725
100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
10/23 at 100.00 N/R 100,740
4,910 Total Education and Civic Organizations 5,238,365
Health Care - 38.2% (24.8% of Total Investments)
300 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 5.000%, 8/01/30
8/26 at 100.00 BBB- 332,970
400 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A,
5.000%, 3/01/36
3/27 at 100.00 BBB- 451,692
250 Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017,
5.000%, 10/01/47
10/27 at 100.00 A- 283,362
315 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
2/24 at 100.00 A 336,316
500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA 528,575
1,010 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 AA 1,129,907
500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2013C, 4.000%, 1/01/50, (Mandatory Put 1/01/46)
7/26 at 100.00 AA 527,040
315 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48)
1/28 at 100.00 AA 340,093
750 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB) (4)
1/28 at 100.00 AA 809,745

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NOM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 130 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Capital Region Medical Center, Series 2020, 5.000%,
11/01/40
11/30 at 100.00 Baa2 $ 155,373
1,730 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44
11/23 at 100.00 A2 1,830,790
415 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/32
11/25 at 100.00 A2 464,252
150 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2019A, 5.000%, 11/15/37
5/29 at 100.00 A2 180,182
335 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Heartland Regional Medical Center, Series 2012,
5.000%, 2/15/37
3/22 at 100.00 AA- 336,112
390 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
11/22 at 100.00 A+ 397,039
550 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.250%, 11/15/48
11/24 at 100.00 A+ 584,887
515 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C, 5.000%, 11/15/47
11/27 at 100.00 A+ 593,244
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020:
500 4.000%, 6/01/50 6/30 at 100.00 A+ 555,890
1,000 4.000%, 6/01/53 6/30 at 100.00 A+ 1,108,640
350 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 A+ 374,476
125 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 BBB+ 137,363
500 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016, 5.000%, 11/15/46
11/25 at 100.00 N/R 526,695
11,030 Total Health Care 11,984,643
Housing/Single Family - 0.2% (0.1% of Total Investments)
65 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017A-2, 3.800%, 11/01/37
11/26 at 100.00 AA+ 66,720
Long-Term Care - 9.4% (6.1% of Total Investments)
190 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 N/R 182,047
100 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/37
5/27 at 100.00 BB 106,732
500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/44
2/24 at 100.00 BBB 521,775
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2016A:
400 5.000%, 2/01/36 2/26 at 100.00 BBB 435,340
500 5.000%, 2/01/46 2/26 at 100.00 BBB 538,380
100 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019C, 4.000%, 2/01/48
2/29 at 100.00 BBB 105,305
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Friendship Village of Sunset
Hills, Series 2012:
250 5.000%, 9/01/32 9/22 at 100.00 BB+ 253,317
250 5.000%, 9/01/42 9/22 at 100.00 BB+ 252,870
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/23 at 100.00 BB+ 449,384
100 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R 105,871
2,820 Total Long-Term Care 2,951,021

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 23.8% (15.4% of Total Investments)
Clay County Public School District 53, Liberty, Missouri,
General Obligation Bonds, Series 2018:
$ 1,000 4.000%, 3/01/34 3/26 at 100.00 AA $ 1,088,130
335 4.000%, 3/01/36 3/26 at 100.00 AA 362,902
340 Clay County Reorganized School District R-II Smithville, Missouri, General
Obligation Bonds, Refunding Series 2015, 4.000%, 3/01/36
3/27 at 100.00 AA+ 375,139
350 Fenton Missouri Fire Protection District, Missouri, General Obligation
Bonds, Series 2019, 4.000%, 3/01/39
3/27 at 100.00 AA+ 383,891
500 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2015, 4.000%,
3/01/32
3/24 at 100.00 AA+ 525,190
200 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 AA+ 230,698
1,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 AA+ 1,112,460
300 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A, 4.000%, 2/01/35
2/28 at 100.00 AA 337,809
850 Ozark R-6 School District, Christian County, Missouri, General Obligation
Bonds, Series 2021, 3.000%, 4/01/43
4/30 at 100.00 N/R 873,273
1,000 Valley Park Fire Protection District, Missouri, General Obligation Bonds,
Series 2019, 4.000%, 3/01/39
3/27 at 100.00 AA 1,077,050
1,000 Washington School District, Franklin County, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Series 2019, 4.000%, 3/01/35
3/27 at 100.00 AA+ 1,108,400
6,875 Total Tax Obligation/General 7,474,942
Tax Obligation/Limited - 27.2% (17.6% of Total Investments)
500 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien
Series 2019, 4.000%, 10/01/48
10/29 at 100.00 AA 555,800
720 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien
Series 2020A, 4.000%, 10/01/44
10/30 at 100.00 AA 815,069
350 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
6/24 at 100.00 N/R 350,196
145 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library
Project, Series 2018, 4.000%, 3/01/35
3/26 at 100.00 Aa3 156,262
250 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 N/R 256,248
500 Festus R-VI School District, Jefferson County, Missouri, Lease Participation
Certificates, Festus R-VI School District Project, Series 2021B, 4.000%,
4/01/41
4/31 at 100.00 N/R 563,085
315 Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28 (5)
3/22 at 100.00 N/R 207,900
Howard Bend Levee District, St. Louis County, Missouri,
Levee District Improvement Bonds, Series 2013B:
250 4.875%, 3/01/33 3/23 at 100.00 BB+ 251,897
200 5.000%, 3/01/38 3/23 at 100.00 BB+ 201,528
300 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
3/22 at 100.00 AA- 301,131
110 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call N/R 112,814
325 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
9/23 at 100.00 AA- 343,824
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
100 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 96,105
100 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R 94,124

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NOM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 245 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of Branson - Branson Landing Project, Series 2015A, 4.000%,
6/01/34
6/23 at 100.00 A- $ 252,698
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
200 4.550%, 7/01/40 7/28 at 100.00 N/R 221,562
422 0.000%, 7/01/46 7/28 at 41.38 N/R 137,091
170 5.000%, 7/01/58 7/28 at 100.00 N/R 190,646
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
252 4.329%, 7/01/40 7/28 at 100.00 N/R 275,948
100 4.784%, 7/01/58 7/28 at 100.00 N/R 110,598
50 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R 48,260
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 N/R 251,450
500 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020, 5.000%, 10/01/49 - AGM Insured
10/30 at 100.00 AA 596,315
300 Saint Louis Municipal Library District, Missouri, Certificates of Participation,
Refunding Series 2020, 4.000%, 3/15/44 - BAM Insured
3/30 at 100.00 AA 332,676
600 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 Aa2 642,786
500 St. Charles, Missouri, Certificates of Participation, Refunding Series 2020B,
3.000%, 2/01/39
8/30 at 100.00 Aa3 523,925
450 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 427,311
215 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB 226,049
8,419 Total Tax Obligation/Limited 8,543,298
Transportation - 6.8% (4.4% of Total Investments)
500 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 A2 572,840
1,350 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2020A, 5.000%, 3/01/57 - AGM Insured,
(AMT)
3/30 at 100.00 AA 1,559,223
1,850 Total Transportation 2,132,063
U.S. Guaranteed - 12.6% (8.2% of Total Investments) (6)
910 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien
Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/22)
10/22 at 100.00 Aa2 932,668
335 Guam A.B. Won Pat  International Airport Authority, Revenue Bonds, Series
2013B, 5.500%, 10/01/33, (Pre-refunded 10/01/23) - AGM Insured
10/23 at 100.00 AA 358,118
2,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2012A, 5.000%, 5/01/42, (Pre-refunded 5/01/22)
5/22 at 100.00 AAA 2,014,720
510 Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T.
Still University of Health Sciences, Series 2014, 5.000%, 10/01/39, (Pre-
refunded 10/01/23)
10/23 at 100.00 A- 541,625
100 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42,
(Pre-refunded 9/01/22)
9/22 at 100.00 N/R 102,129
3,855 Total U.S. Guaranteed 3,949,260

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 15.4% (10.0% of Total Investments)
$ 250 Camden County Public Water Supply District 4, Missouri, Certificates of
Participation, Series 2017, 5.000%, 1/01/47
1/25 at 100.00 A- $ 266,840
150 Franklin County Public Water Supply District 3, Missouri, Certificates of
Participation, Series 2017, 4.000%, 12/01/37
12/24 at 100.00 A+ 158,606
160 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A, 4.000%, 1/01/35
1/28 at 100.00 AA 180,664
125 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%,
5/01/46
5/26 at 100.00 AAA 143,470
450 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%,
5/01/47
5/27 at 100.00 AAA 516,623
500 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 Aa3 546,045
350 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/32
1/25 at 100.00 A 381,825
500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A 533,665
500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43
6/27 at 100.00 A2 573,360
585 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Refudning Series 2016C, 5.000%, 12/01/32
12/25 at 100.00 AA+ 661,313
550 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 AA+ 588,219
260 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 N/R 269,139
4,380 Total Utilities 4,819,769
$ 45,259 Total Long-Term Investments (cost $46,539,362) 48,427,822
Floating Rate Obligations - (1.9)%   (600,000)
MuniFund Term Preferred Shares, net of deferred offering costs - (56.7)% (7) (17,793,301)
Other Assets Less Liabilities - 4.3% 1,343,720
Net Assets Applicable to Common Shares - 100% $ 31,378,241

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NOM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 48,427,822 $ – $ 48,427,822
Total
$ – $ 48,427,822 $ – $ 48,427,822
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 36.7%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.